SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2026
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS
25.	SUBSEQUENT EVENTS

On January 31, 2023, the Company issued put options to each of Geely HK and Etika at nil consideration. Pursuant to the put option agreements, each of Geely HK and Etika will have an option to require the Company to purchase the equity interests held by Geely HK and Etika in Lotus Advance Technologies Sdn Bhd, the immediate parent of LGIL, during the period from April 1, 2025 to June 30, 2025, at a pre-agreed price, i.e. 1.15 multiplied by the revenue of LGIL for the year ended December 31, 2024 plus the cash and cash equivalents of LGIL as of December 31, 2024, and minus the outstanding amount of indebtedness of LGIL as of December 31, 2024 (the “exercise price”), if the total number of vehicles sold by LGIL in 2024 exceeds 5,000 (the “exercise condition”). Geely HK and Etika are entitled to exercise the put option on an individual standalone basis. The exercise price will be settled with the Company’s newly issued ordinary shares.

On April 14 and June 30, 2025, Geely HK and Etika exercised their put options separately. In accordance with LGIL’s financial results for the year ended December 31, 2024, the exercise price of both Geely HK and Etika was calculated at nil, resulting in no shares to be issued by the Company to complete the acquisition.

The acquisition was consummated on August 21, 2026. Upon the completion, Lotus Advance Technologies Sdn Bhd and its subsidiaries became the Group’s wholly-owned subsidiaries. The acquisition is accounted for as a business combination of entities under common control and the Group is currently preparing consolidated financial statements in accordance with applicable accounting standards.